Stockholders' Equity: Additional information (Details) - MXN ($) $ in Thousands			12 Months Ended
	Apr. 23, 2020	Apr. 24, 2019	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Stockholders' Equity
Capital stock			$ 7,767,276		$ 7,767,276
Capital redemption reserve			11,554,572		11,554,572
Dividends paid, classified as financing activities	$ 2,463,000	$ 3,000,000	$ 2,463,000	$ 3,000,000
Dividend Declared, Tax on Dividends, Percentage			42.86%
Retained earnings			$ 15,551,586		12,131,610
Additional paid-in capital			48,586,919		45,258,134
Capital Contribution			17,347,482		14,759,918
Fixed Capital Shares
Stockholders' Equity
Capital stock			1,000		1,000
Variable Capital Shares
Stockholders' Equity
Capital stock			$ 7,766,276		$ 7,766,276